Document and Entity Information	May 02, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 02, 2025
Entity File Number	001-39322
Entity Registrant Name	AZEK Co Inc.
Entity Central Index Key	0001782754
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	90-1017663
Entity Address, Address Line One	1330 W FULTON STREET, #350
Entity Address, City or Town	CHICAGO
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60607
City Area Code	877
Local Phone Number	275-2935
Title of 12(b) Security	Class A Common Stock, par value $0.001 per share
Trading Symbol	AZEK
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false